CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (524,144)	$ (82,250)	¥ (300,897)	¥ (196,957)
Net cash used in operating activities	(524,144)	(82,250)	(300,897)	(196,957)
Cash flows from investing activities
Purchase of property, plant and equipment	(73,489)	(11,532)	(36,655)	(21,323)
Proceeds from sale of property, plant and equipment				4,940
Purchase of intangible assets	(12,404)	(1,946)	(13,371)	(4,261)
Purchase of wealth management products	(1,650,355)	(258,977)	(1,628,558)	(479,100)
Redemption of wealth management products	1,623,538	254,769	1,620,924	395,697
Investment income from wealth management products	4,991	783	4,476	723
Purchase of equity security			(13,721)
Purchase of other investments	(28,895)	(4,534)	(19,000)
Purchase of derivative financial instruments	(415,346)	(65,177)	(68,078)
Settlement of derivative financial instruments	424,251	66,573	69,628
Loans to a related party				(5,000)
Repayments of loans to a related party				11,517
Placement of deposits with initial terms of over three months	(5,000)	(785)
Redemption of deposits with initial terms of over three months	5,000	785
Proceeds from sale of subsidiaries	2,000	314
Others	(10,566)	(1,657)	(294)
Net cash used in investing activities	(136,275)	(21,384)	(84,649)	(96,807)
Cash flows from financing activities
Proceeds from issuance of ordinary shares			1,676,816	18
Proceeds from ADS depository			23,069
Proceeds from issuance of financial instruments with preferred rights			70,026	456,568
Issuance costs of financial instruments with preferred rights				(6,303)
Repurchase of ordinary shares			(4,102)	(54,479)
Repurchase of financial instruments with preferred rights				(43,279)
Proceeds from investors to the Company	48,617	7,629	299,051	15,000
Repayments to investors from the Group	(48,452)	(7,603)	(314,388)
Proceeds from exercise of awards	2,169	340
Capital injection from non-controlling interests	10,821	1,698
Proceeds from borrowings	25,153	3,947	61,213	32,955
Repayments of borrowings	(69,106)	(10,844)	(20,703)	(9,798)
Proceeds from loans from a related party				35,000
Repayments of loans from a related party				(35,000)
Principal elements of lease payments	(21,708)	(3,406)	(19,577)	(12,286)
Interests paid	(4,899)	(769)	(4,942)	(5,396)
Payments in relation to listing expenses	(1,000)	(157)	(21,691)	(1,269)
Others			(260)
Net cash generated from/(used in) financing activities	(58,405)	(9,165)	1,744,512	371,731
Net increase/(decrease) in cash and cash equivalents	(718,824)	(112,799)	1,358,966	77,967
Cash and cash equivalents at beginning of year	1,375,766	215,887	139,954	62,126
Exchange differences on cash and cash equivalents	(17,900)	(2,808)	(123,154)	(139)
Cash and cash equivalents at end of year	¥ 639,042	$ 100,280	¥ 1,375,766	¥ 139,954